Equity Method Investments (Summary of Equity Method Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 1,306,312	¥ 1,320,015
Investment in corporate entities [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	868,090	973,795
Investment in real estate joint ventures [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	127,528	137,274
Investment in partnerships and other investments [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	¥ 310,694	¥ 208,946